Taxes Payable	12 Months Ended
Dec. 31, 2010
Taxes Payable
Taxes Payable

11.                Taxes Payable

The following is a summary of taxes payable as of December 31, 2009 and 2010 (in thousands):

	December 31,	December 31,
	2009	2010
	RMB	RMB
Business tax	32,087	56,887
Individual income taxes for employees	10,250	13,743
Enterprise income taxes	145,817	199,959
Others	25,573	18,743
	213,727	289,332